Shares to be issued	12 Months Ended
Oct. 31, 2019
Shares To Be Issued
Shares to be issued

16.	Shares to be issued

i)	During the year ended October 31, 2018, GR Unlimited received aggregate proceeds of CAD$923,630 ($720,516) for 2,099,159 Subscription Receipts related to the financing disclosed in note 15(xxvi). Each Subscription Receipt includes one common unit of GR Unlimited, and one purchase warrant of GR Unlimited. Each purchase warrant is exercisable at the option of the holder to purchase one common unit of GR Unlimited at a price of CAD$0.55 per common unit for a period of two years from the time GR Unlimited completes a transaction whereby all of the equity instruments of the issuer are acquired by a Reporting Issuer in exchange for common shares of the Reporting Issuer. During the year ended October 31, 2019, GR Unlimited received additional proceeds of CAD$735,620 ($554,000) in connection with the financing. During the year ended October 31, 2019, GR Unlimited issued the Subscription Receipts.

ii)	During the year ended October 31, 2019, the Company and one of its vendors agreed to settle outstanding accounts payable of $5,136 through the issuance of common shares of the Company. As at October 31, 2019, these shares had yet to be issued.